Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Non-Cancellable lease Contract	As of June 30, 2024, the Company had the following non-cancellable lease contract.
Description of the lease	Lease term
Office premises	3 to 5 years

Schedule of Operating Lease Right -of-Use Assets	Operating lease right -of-use assets, net was as follows as of June 30, 2024 and December 31, 2023:
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Right-of-use assets	$82	$129
Lease liabilities, current	74	95
Lease liabilities, non-current	8	34
Total operating lease liabilities	$82	$129

Schedule of Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Loss)	A summary of lease cost recognized in the Company’ unaudited condensed consolidated statements of income and comprehensive income (loss) is as follows:
	For the six months ended June 30, 2024	For the six months ended June 30, 2023
	In thousands of USD
Amortization of right-of-use assets	$47	$47
Interest of lease liabilities	$2	$4

Schedule of Maturity Analysis of Operating Lease Liability	Maturity analysis of operating lease liabilities of June 30, 2024 is as follows:
Operating lease payment	In thousands of USD
Within one year	75
One to three years	9
Total future minimum lease payments	$84
Less: imputed interest	(2)
Total	82